SCHEDULE OF RESTATEMENT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income before income tax	$ 10,229	$ 13,362	$ 23,310	$ 27,836
Net income	$ 7,821	$ 10,514	$ 19,293	$ 22,461
Basic earnings per share	$ 0.09	$ 0.12	$ 0.21	$ 0.25
Diluted earnings per share	$ 0.08	$ 0.12	$ 0.21	$ 0.25
Total Comprehensive Income, net of tax	$ 7,821	$ 10,520	$ 19,326	$ 22,496
Retained Earnings	132,509		132,509			$ 113,216
Total Company Shareholders' Equity	984,154		984,154			944,426
Total Shareholders' Equity	984,146	912,231	984,146	912,231		944,418	$ 885,542	$ 970,937	$ 899,153
Net income	7,821	10,514	19,293	22,461
Loss (Gain) on warrant liability	(0)	350	(0)	930
Total liabilities	$ 722,751		$ 722,751			742,636
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain/(loss) on warrant liability
Income before income tax		13,384		27,278	$ 44,411	$ 60,792	$ 52,435
Net income		$ 10,536		$ 21,903
Basic earnings per share		$ 0.12		$ 0.25	$ 0.41	$ 0.56	$ 0.45
Diluted earnings per share		$ 0.12		$ 0.25	$ 0.40	$ 0.56	$ 0.45
Total Comprehensive Income, net of tax		$ 10,542		$ 21,938	$ 35,143	$ 50,122	$ 39,345
Retained Earnings		89,564		89,564	28,297	117,748	67,661
Total Company Shareholders' Equity		912,172		912,172	830,924	944,426	886,472
Total Shareholders' Equity		912,231		912,231	830,991	944,418	886,472
Net income				21,903	34,980	50,087	39,364
Loss (Gain) on warrant liability
Warranty liabilities
Total liabilities						742,636	635,892
As Revised [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain/(loss) on warrant liability		(22)		558	(1,816)	557	5,054
Income before income tax		13,362		27,836	$ 42,595	$ 61,349	$ 57,489
Net income		$ 10,514		$ 22,461
Basic earnings per share		$ 0.12		$ 0.25	$ 0.39	$ 0.57	$ 0.51
Diluted earnings per share		$ 0.12		$ 0.25	$ 0.38	$ 0.56	$ 0.45
Total Comprehensive Income, net of tax		$ 10,520		$ 22,496	$ 33,327	$ 50,679	$ 44,399
Retained Earnings		85,032		85,032	18,153	113,216	62,571
Total Company Shareholders' Equity		912,172		912,172	818,281	944,426	885,542
Total Shareholders' Equity		$ 912,231		912,231	818,348	944,418	885,542
Net income				22,461	$ 33,164	50,644	44,418
Loss (Gain) on warrant liability				$ 558
Warranty liabilities							930
Total liabilities						$ 742,636	$ 636,822